Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005513
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	Investor Class
Trading Symbol	PRSGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - Investor Class	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts, led to a meaningful rally through much of the remainder of the year as investors sought riskier and more speculative assets.

  Versus the Russell 3000 Index, favorable security selection within the Dividend Growth Fund contributed to relative results during the period. Similarly, stock choices within the Blue Chip Growth Fund also contributed to results.

  On the negative side, security selection within the Large-Cap Core Fund allocation was detrimental over the 12-month period. Stock selection within the Value Fund also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. After transitioning to a U.S.-only profile in March 2025, the fund diversifies its assets among a set of T. Rowe Price domestic equity mutual funds and ETFs that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Diversified Equity Fund (Investor Class)	14.35%	9.63%	11.42%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	13.15	14.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,304,970,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 25,423,000
InvestmentCompanyPortfolioTurnover	26.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,304,970 Number of Portfolio Holdings16
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.9%
T. Rowe Price U.S. Large-Cap Core Fund	12.6
T. Rowe Price All-Cap Opportunities Fund	12.4
T. Rowe Price Blue Chip Growth Fund	11.8
T. Rowe Price Growth Stock Fund	11.2
T. Rowe Price Equity Income Fund	10.8
T. Rowe Price New Horizons Fund	3.8
T. Rowe Price Mid-Cap Growth Fund	3.7
T. Rowe Price Mid-Cap Value Fund	3.6
T. Rowe Price Small-Cap Value Fund	3.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000227148
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	I Class
Trading Symbol	TSVPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - I Class	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence, dovish central bank moves, deregulation in the U.S., and the avoidance of a worst-case scenario for a number of geopolitical conflicts, led to a meaningful rally through much of the remainder of the year as investors sought riskier and more speculative assets.

  Versus the Russell 3000 Index, favorable security selection within the Dividend Growth Fund contributed to relative results during the period. Similarly, stock choices within the Blue Chip Growth Fund also contributed to results.

  On the negative side, security selection within the Large-Cap Core Fund allocation was detrimental over the 12-month period. Stock selection within the Value Fund also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. After transitioning to a U.S.-only profile in March 2025, the fund diversifies its assets among a set of T. Rowe Price domestic equity mutual funds and ETFs that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Diversified Equity Fund (I Class)	14.56%	7.84%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	11.41

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 03, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,304,970,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 25,423,000
InvestmentCompanyPortfolioTurnover	26.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,304,970 Number of Portfolio Holdings16
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	13.9%
T. Rowe Price U.S. Large-Cap Core Fund	12.6
T. Rowe Price All-Cap Opportunities Fund	12.4
T. Rowe Price Blue Chip Growth Fund	11.8
T. Rowe Price Growth Stock Fund	11.2
T. Rowe Price Equity Income Fund	10.8
T. Rowe Price New Horizons Fund	3.8
T. Rowe Price Mid-Cap Growth Fund	3.7
T. Rowe Price Mid-Cap Value Fund	3.6
T. Rowe Price Small-Cap Value Fund	3.5

Updated Prospectus Web Address	www.troweprice.com/paperless